Note 8 - Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$(13,989)	$143,575	$(71,192)	$159,922
Financial swap contracts and options (ii)	9,160	36,847	47,206	52,871
Foreign exchange forward contracts	3,843	(689)	4,710	(2,754)
Share swap	3,073	(3,957)	(2,488)	(5,764)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan	(15,487)	(898)	(15,700)	11,199
6.5% convertible bond conversion feature	-	2,840	247	7,740
Weather derivatives (iii)	(4,224)	-	(34,405)	-
Other derivative options	16,109	6,041	9,619	239
Change in fair value of derivative instruments and other	$(1,515)	$183,759	$(62,003)	$223,453

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)
Physical forward contracts and options (i)	$145,955	$34,831	$25,206	$25,068
Financial swap contracts and options (ii)	25,984	6,372	13,710	14,141
Foreign exchange forward contracts	(94)	3,232	-	-
Share swap	-	-	10,888	-
Weather derivatives (iii)	9,430	-	-	-
Other derivative options	15,927	7,684	1,571	653
As at December 31, 2018	$197,202	$52,119	$51,375	$39,862
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)
Physical forward contracts and options	$198,891	$60,550	$32,451	$29,003
Financial swap contracts and options	8,133	1,342	34,369	22,117
Foreign exchange forward contracts	-	-	1,068	505
Share swap	-	-	18,400	-
6.5% convertible bond conversion feature	-	-	-	246
Other derivative options	11,745	2,770	-	-
As at March 31, 2018	$218,769	$64,662	$86,288	$51,871

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$249,321	$249,321
Derivative financial liabilities	-	(11,261)	(79,976)	(91,237)
Total net derivative assets (liabilities)	$-	$(11,261)	$169,345	$158,084
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$283,431	$283,431
Derivative financial liabilities	-	(21,092)	(117,067)	(138,159)
Total net derivative assets (liabilities)	$-	$(21,092)	$166,364	$145,272

Disclosure of fair value measurement of liabilities [text block]
	Nine months ended	Year ended
	Dec. 31, 2018	March 31, 2018
Balance, beginning of period	$166,364	$(315,110)
Total gains	96,401	105,709
Purchases	137,420	207,531
Sales	(71,012)	(64,464)
Settlements	(159,828)	232,698
Balance, end of period	$169,345	$166,364

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$32,889	$-	$32,889
Investment in Energy Earth	-	4,092	-	4,092
Total investments	$-	$36,981	$-	$36,981

Disclosure of financial assets that are either past due or impaired [text block]
	Dec. 31, 2018	March 31, 2018

Current	$104,685	$113,786
1–30 days	42,416	44,374
31–60 days	19,007	21,241
61–90 days	19,310	12,686
Over 90 days	113,668	69,207
	$299,086	$261,294

Disclosure Of Allowance For Credit Losses [text block]
	Dec. 31, 2018	March 31, 2018

Balance, beginning of period	$60,121	$49,431
Provision for doubtful accounts	65,389	56,300
Bad debts written off	(40,958)	(41,802)
Adjustment from IFRS 9 adoption	23,636	-
Foreign exchange	421	(3,808)
Balance, end of period	$108,609	$60,121

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$754,296	$754,296	$754,296	$-	$-	$-
Long-term debt 1	716,133	-	-	-	-	-
Gas, electricity and non-commodity contracts	91,237	3,596,873	633,606	2,388,039	448,570	126,658
	$1,561,666	$4,351,169	$1,387,902	$2,388,039	$448,570	$126,658
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$621,148	$621,148	$621,148	$-	$-	$-
Long-term debt 1	543,504	575,525	122,115	193,410	260,000	-
Gas, electricity and non-commodity contracts	138,159	3,171,037	1,867,389	1,202,949	69,658	31,041
	$1,302,811	$4,367,710	$2,610,652	$1,396,359	$329,658	$31,041

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$30,077	$69,836	$33,152	$-